Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Class A Ordinary Shares
Ordinary shares par value (in Dollars per share)	$ 0.00001	$ 10
Ordinary shares authorized	9,999,996,000,000	6,000,000
Ordinary shares issued	2,937,921	1,326,953
Ordinary shares outstanding	2,937,921	1,326,953
Class B Ordinary Shares
Ordinary shares par value (in Dollars per share)	$ 0.00001	$ 10
Ordinary shares authorized	4,000,000	4,000,000
Ordinary shares issued	2,243,776	2,243,776
Ordinary shares outstanding	2,243,776	2,243,776